REVENUE - Schedule of detailed information about revenue (Details) - CAD ($)	12 Months Ended
	May 31, 2020	May 31, 2019
Revenue [Line Items]
Endeavor stream	$ 3,520,828	$ 7,852,661
Total revenue	3,611,101	7,852,661
COSE royalty
Revenue [Line Items]
Royalty	61,716	0
Joaquin royalty
Revenue [Line Items]
Royalty	$ 28,557	$ 0